TAXATION (Schedule of Income Tax Expense from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
TAXATION [Line Items]
Current tax expense	¥ 5,105	$ 785	¥ 25,617	¥ 92,693
Deferred tax expense (benefit)	26,684	4,101	34,869	(18,668)
Income tax expense	¥ 31,789	$ 4,886	¥ 60,486	¥ 74,025